Biological Assets - Additional Information (Details)	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Reconciliation Of Changes In Biological Assets [Abstract]
Average completion percentage of biological assets to the next expected harvest date	12.00%	43.00%